Document and Entity Information	Apr. 01, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	Fractyl Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41942
Entity Tax Identification Number	27-3553477
Entity Address Address Line 1	3 Van de Graaff Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Burlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01803
City Area Code	781
Local Phone Number	902-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	GUTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001572616
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	17 Hartwell Avenue
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02421